Income Taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating losses		$ 3,850	$ 2,570
Allowance for bad debts	$ 7,400	331	122
Employee related		1,348	1,834
Interest expense		588	1,472
Other		318
Total deferred tax asset		6,435	5,998
Deferred tax liabilities:
Intangible assets		(4,825)	(7,032)
Property and equipment		(4,589)	(3,172)
Other		(551)	(662)
Total deferred tax liability		(9,965)	(10,866)
Net deferred tax liability	$ (1,936)	$ (3,530)	$ (4,868)